Document and Entity Information	Aug. 30, 2024
Cover [Abstract]
Entity Registrant Name	ONCOR ELECTRIC DELIVERY CO LLC
Entity Incorporation State Country Code	DE
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0001193311
Document Type	8-K
Document Period End Date	Aug. 30, 2024
Entity File Number	333-100240
Entity Tax Identification Number	75-2967830
Entity Address, Address Line One	1616 Woodall Rodgers Fwy.
Entity Address, City or Town	Dallas
Entity Address, Postal Zip Code	75202
City Area Code	(214)
Local Phone Number	486-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false